Leases (Details) - Schedule of Committed to Minimum Lease Payments	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	$ 2,410,737
Amount representing implicit interest	(508,358)
Lease obligations	1,902,379
Remaining of 2023 [Member]
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	174,452
2024 [Member]
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	622,666
2025 [Member]
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	529,912
2026 [Member]
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	353,897
2027 [Member]
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	225,147
Thereafter [Member]
Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	$ 504,663